FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	0 Months Ended
Dec. 31, 2014
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

<>NOTE 17 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

  <><       Foreign exchange risk management:

The Company enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Company takes steps to reduce exposure by using “natural” hedging. The Company also acts to offset risks in opposite directions among the companies in the Group. The currency hedged items are usually denominated in the following main currencies: the euro (EUR), Hungarian forint (HUF), British pound (GBP), new Israeli shekel (NIS), Canadian dollar (CAD), Croatian kuna (HRK), Russian ruble (RUB), Czech koruna (CZK), Swiss franc (CHF) and Japanese yen (JPY). The writing of options is part of a comprehensive currency hedging strategy.

<>The counterparties to the derivatives are comprised mainly of major banks and, in light of the current financial environment, the Company is monitoring the associated inherent credit risks. The Company does not enter into derivative transactions for trading purposes.

Teva operates in certain territories where the official exchange rates deviate significantly from unofficial market rates and remittance of cash outside the country is limited. As a result, Teva is exposed to a potential income statement devaluation loss on its total monetary balances in these territories, which, as of December 31, 2014, amounted to approximately $274 million.

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b. Derivative instrument disclosure:

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	December 31,
	2014	2013

	(U.S. $ in millions)

Interest rate swap - fair value hedge *	$1,750	$2,500

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	280	300

*In October 2014, Teva terminated an interest rate swap agreement, designated as a fair value hedge, with respect to $500 million notional amount.

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	December 31, 2014	December 31, 2013		December 31, 2014		December 31, 2013

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Cross currency swaps - cash flow hedge	$14	$-	$		$
Interest rate swaps - fair value hedge	-	2
Option and forward contracts -cash flow hedge	14	3
Option and forward contracts				68		25
Other non-current assets:
Cross currency swaps - cash flow hedge	6	-

Liability derivatives:
Other current liabilities:
Option and forward contracts -cash flow hedge	(1)	(8)
Option and forward contracts				(53)		(9)
Senior notes and loans:
Cross currency swaps - cash flow hedge	-	(203)
Interest rate swaps - fair value hedge	(43)	(233)

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $85 million, gains of $76 million and losses of $45 million were recognized under financial expenses - net for the years ended December 31, 2014, 2013 and 2012 respectively. Such gains and losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of $41 million, $35 million and $18 million were recognized under financial expenses - net for the years ended December 31, 2014, 2013 and 2012, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

c.       Securitization:

In April 2011, Teva established an accounts receivable securitization program with BNP Paribas Bank ("BNP Paribas"). Under the program, Teva sells, on an ongoing basis, certain accounts receivable and the right to the collections on those accounts receivable to BNP Paribas.

Once sold to BNP Paribas, the accounts receivable and rights to collection are separate and distinct from Teva's own assets. These assets are unavailable to Teva's creditors should Teva become insolvent. BNP Paribas has all the rights ensuing from the sale of the securitized accounts receivable, including the right to pledge or exchange the assets it received. Consequently, the accounts receivable in Teva's consolidated balance sheets is presented net of the securitized receivables.

As of December 31, 2014 and 2013, the balance of Teva's securitized assets sold amounted to $585 million and $590 million, respectively. Gains and losses related to these transactions were immaterial for the three years ended December 31, 2014.

The following table summarizes the net balance outstanding due to outstanding securitization programs:

	As of and for the year ended December 31,
	2014	2013
	(U.S. $ in millions)

Sold receivables at the beginning of the year	$590	$535

Proceeds from sale of receivables	4,287	3,662

Cash collections (remitted to the owner of the receivables)	(4,202)	(3,635)

Effect of currency exchange rate changes	(90)	28

Sold receivables at the end of the year	$585	$590